Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	€ 3	€ 3
Banks and other credit institutions	18,873	2,926
Banks and other credit institutions, foreign currency	63,623	110,877
Other cash equivalents	809	59
Total	€ 83,308	€ 113,865	€ 22,338	€ 6,448